Provisions for Legal Claims and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Provisions for Legal Claims and Contingent Liabilities

28.	Provisions for Legal Claims and Contingent Liabilities

The Company is responsible for several legal and administrative proceedings before different courts. Based on assessments made by the Company's legal counsel, Management makes provisions for legal claims in which the losses are rated probable, when the criteria for recognition of provisioning described in Note 4.11 are met.

The Company's management believes it is impracticable to provide information regarding the timing of any cash outflows related to the lawsuits for which the Company is responsible on the date of preparation of the financial statements, in view of the unpredictability and dynamics of the Brazilian judicial, tax and regulatory systems, and that the final resolution depends on the conclusions of the lawsuits. For this reason, this information is not provided.

28.1	Change in provision for legal claims

Consolidated		Income
		Provision		Construction	Monetary restatement	Additions
	Balances as of			cost		(Reversals)		Transfers/	Balances as of
	January 1, 2023	Additions	Reversals	Reversals		to assets	Settlements	Others (a)	December 31, 2023
Tax
Cofins	123,564	-	-	-	9,807	-	-	-	133,371
Others	78,186	15,739	(7,444)	-	(2,452)	-	(15,955)	6,985	75,059
	201,750	15,739	(7,444)	-	7,355	-	(15,955)	6,985	208,430
Labors	536,464	103,947	(65,303)	-	43,877	(91)	(231,859)	(396)	386,639
Employee benefits	30,126	12,234	(4,328)	-	-	-	(516)	-	37,516
Civil
Civil and administrative claims	958,111	134,634	(19,782)	-	26,818	278	(119,067)	(26,325)	954,667
Easements	138,724	1,748	-	(21,596)	-	1,133	(5,884)	-	114,125
Expropriations and property	154,912	6,856	(1,461)	(4,349)	(535)	(42,700)	41	-	112,764
Customers	3,750	319	(1,676)	-	-	-	51	-	2,444
Environmental	5,269	1,264	(1,412)	-	(389)	-	(139)	-	4,593
	1,260,766	144,821	(24,331)	(25,945)	25,894	(41,289)	(124,998)	(26,325)	1,188,593
Regulatory	8,493	83,708	(84,764)	-	589	-	(288)	-	7,738
	2,037,599	360,449	(186,170)	(25,945)	77,715	(41,380)	(373,616)	(19,736)	1,828,916
Current	-								336,000
Noncurrent	2,037,599								1,492,916
(a) Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 39).

Consolidated		Income
		Provision		Construction	Monetary restatement
	Balances as of			cost		Additions		Transfers/	Balances as of
	January 1, 2022	Additions	Reversals	Additions		to assets	Settlements	Others	December 31, 2022
Tax
Cofins	110,059	15,109	(1,604)	-	-	-	-	-	123,564
Others	71,056	15,558	(820)	-	8,147	-	(9,764)	(5,991)	78,186
	181,115	30,667	(2,424)	-	8,147	-	(9,764)	(5,991)	201,750
Labors	569,756	86,895	(2,778)	-	22,007	-	(139,416)	-	536,464
Employee benefits	37,148	13,270	(19,672)	-	-	-	(620)	-	30,126
Civil
Civil and administrative claims	433,437	545,243	(3,925)	-	47,553	-	(67,055)	2,858	958,111
Easements	138,069	3,594	(90)	(722)	-	627	(2,754)	-	138,724
Expropriations and property	125,028	2,195	(8,113)	4,305	-	36,924	(5,427)	-	154,912
Customers	3,755	2,039	(630)	-	74	-	(1,488)	-	3,750
Environmental	5,902	419	(1,130)	-	78	-	-	-	5,269
	706,191	553,490	(13,888)	3,583	47,705	37,551	(76,724)	2,858	1,260,766
Regulatory	103,155	9,788	(84,111)	-	(4,651)	-	(15,688)	-	8,493
	1,597,365	694,110	(122,873)	3,583	73,208	37,551	(242,212)	(3,133)	2,037,599

The Company made a voluntary change in the way it records the monetary restatement of provisions for legal claims. The amounts that were recorded as operating expenses are now recognized as financial expenses. In the consolidated income statements for the year 2023, the amount of R$77,715 (R$13,552 in the Parent Company) was recognized as a financial expense (Note 32). If this voluntary change in accounting practice had been applied in the year ended December 31, 2022, the value of the reclassification from operating expenses to financial expenses would be R$73,208 in the consolidated income statement for the year (R$2,916 in the Parent Company). Considering the quantitative and qualitative analyzes carried out by the Company, Management concluded that the effect of this voluntary change in the way of recording monetary restatement on provisions for legal claims is immaterial to the financial statements already published in previous years, considering that this change does not impacts the balance sheet, net income for the year, the Company's cash generation nor compliance with restrictive clauses in debt contracts (Covenants).

28.2	Details of provisions for legal claims and contingent liabilities

The following table shows the details of the provisions for legal claims recorded and, in addition, the amounts of contingent liabilities, which are present obligations arising from past events, but without provisions recognized because it is not probable an outflow of resources that incorporate economic benefits to settle the obligation.

		Provisions for legal claims		Contingent liabilities
	Description	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Tax
Cofins	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.	133,371	123,564	9,270	9,550
INSS	Tax requirements related to the social security contribution.	32,053	30,899	118,254	56,790
Federal taxes	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).	2,328	2,100	40,755	53,682
ICMS (VAT)	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.	5,630	4,035	26,986	24,930
IPTU	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.	5,181	9,332	179,974	152,113
ISS	City halls tax requirement as ISS on construction services provided by third parties.	221	181	58,085	56,731
Other	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment	29,646	31,639	84,808	149,518
		208,430	201,750	518,132	503,314
Labor	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).	386,639	536,374	291,768	378,737
Employee benefits	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.	37,516	30,126	10,724	12,716
Regulatory
ESBR	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.	-	-	1,129,202	1,130,845
Colíder exclusion of liability	Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment ("ACR"), CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR contracts. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM. Further information on the lawsuit is presented in Note 7.2	-	-	307,285	320,044
Other	Aneel's notifications about possible breaches of regulatory standards	7,738	8,493	45,498	45,718
		7,738	8,493	1,481,985	1,496,607

		Provisions for legal claims		Contingent liabilities
	Description	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Civil
Tobacco growers	Actions whose main cause is the lack of electricity causing loss of production.	57,475	73,366	42,373	71,237
Arbitration	Arbitration process started in 2015, which originated from a dispute related to a term of commitment signed between the authors and Copel in December 2012, processed in secrecy at the Brazil-Canada Arbitration and Mediation Center. On January 25, 2024, an agreement was reached between the parties to close the case, as disclosed in Note 40.1.	672,000	629,056	-	338,779
Civil and administrative law	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.	118,210	154,550	349,602	549,115
Indemnification to third parties (civil)	Actions for indemnity for resulting from damages caused during the construction of power plants. The execution of the sentence began without the previously determined accounting expertise. In the 1st degree, Copel challenged the execution and presented an insurance policy as a guarantee until a decision on the performance of an expert examination and excess of the value. As there was still no favorable position on the merits, the risk was reassessed with a change in the provisioned balance.	106,986	101,076	104,192	98,940
Easements	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.	114,125	138,841	24,551	31,063
Expropriations and property	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.	112,764	154,943	22,225	38,030
Consumers	Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.	2,442	3,758	1,077	1,911
Environmental	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.	4,591	5,266	226,833	216,380
		1,188,593	1,260,856	770,853	1,345,455
		1,828,916	2,037,599	3,073,462	3,736,829